UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05634

Morgan Stanley Strategist Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	July 31, 2007

Date of reporting period:	January 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Strategist Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended January 31, 2007

Total Return for the 6 Months Ended January 31, 2007
Class A	Class B	Class C	Class D	S&P 500® Index[1]	Brothers U.S. Government/ Credit Index[2]	Lehman Lipper Flexible Portfolio Funds Index[3]
9.99%	9.60%	9.58%	10.17%	13.75%	3.55%	10.34%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

As the six-month reporting period progressed, the U.S. economy showed signs of renewed growth and healthy investment. American consumers, buoyed by wage gains and low unemployment, accelerated their spending activity as the holiday season approached. Corporations also got into the spirit of the season, as cash deployments accelerated, leading to increased dividend payments, share repurchase programs, debt reduction and acquisition activity. Industrial business activity continued to be robust outside the U.S., as the economies of Europe, Latin America and the Far East and China continued to outpace domestic growth.

For its part, the Federal Open Market Committee (the "Fed") held monetary policy steady, although investor biases shifted during 2006. Earlier in 2006, investors had expected lower rates during the summer months, but by year-end began to fear that the Fed would be forced to resume its target federal funds rate increases in early 2007.

Within our investment framework, three factors influence our portfolio positioning to a greater extent than all others: inflation, earnings and interest rates. On the inflation front, well-behaved data during the period under review provided a somewhat benign backdrop for investors. Periodic spikes in oil or commodity prices were offset by lower fees for services, keeping many measures of inflation locked in a narrow range.

Corporate earnings and profits continued at historically high levels, although on a year-over-year basis the trend clearly showed signs of slowing. Nonetheless, because profit generation has been operating at such high levels, it is our sense that simply holding these profit margins steady would provide a positive influence on equity market valuations going forward.

Finally, interest rate volatility has been quite low, as the Fed held short rates at 5.25 percent, and credit quality continued to be high throughout the past six months. In the global economy, money supply growth and ample cash liquidity seemed to confirm that interest rates did not dissuade investors from their investment activity during the period.

Performance Analysis

Morgan Stanley Strategist Fund underperformed both the S&P 500® Index and the Lipper Flexible Portfolio

Funds Index while outperforming the Lehman Brothers U.S. Government/Credit Index for the six months ended January 31, 2007, assuming no deduction of applicable sales charges.

The Fund's performance during the period was driven by its strategic positioning and by sector and individual security selection. The Fund entered the period with a bias toward equities and short-term fixed income investments, and a tilt away from medium to long-term bonds. There were no changes to our targeted asset allocation stance during the period under review. As of January 31, 2007, the Fund's strategic asset allocation target stood at 60 percent equity (versus a neutral benchmark weight of 55 percent),* 20 percent fixed income (versus a neutral benchmark weight of 35 percent), and 20 percent cash and short-term investments (versus a neutral benchmark weight of 10 percent).

The Fund's equity portfolio featured the following sector weights, as measured versus the S&P 500 Index, at period end: basic materials, four times the S&P 500 weight; telecommunication services, 40 percent overweight; consumer staples, 30 percent overweight; information technology, 25 percent overweight; health care, 10 percent overweight; consumer discretionary, equal weight; industrials, 25 percent underweight; energy, 40 percent underweight; financials, 40 percent underweight; and utilities, 100 percent underweight.

The fixed income portion of the Fund ended the period allocated among holdings in U.S. government securities (30 percent), mortgage-backed securities (17 percent) and non-government securities (30 percent). The non-government portion was broadly diversified with one-third of non-government assets invested in asset-back securities and the remaining two-thirds invested in corporate credits and dollar-denominated non-U.S. government securities. We allocated 23 percent to cash equivalents, most of which was in short duration, non-money market securities such as high coupon mortgage securities. The effective duration** of the fixed income portion of the portfolio was 4.4 years.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

* Source: Morgan Stanley Investment Management.

** A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

TOP 10 HOLDINGS
U.S. Treasury Securities	5.9%
Fed. Natl. Mtge. Assoc.	3.6
United States Steel Corp.	2.4
Weyerhaeuser Co.	1.8
Windstream Corp.	1.6
Altria Group, Inc.	1.6
UST, Inc.	1.5
Oracle Corp.	1.5
Citizens Communications Co.	1.5
Nucor Corp.	1.5
PORTFOLIO COMPOSITION***
Common Stocks	55.6%
Short-Term Investments	27.5
U.S. Government Agencies, Obligations & CMOs	10.2
Corporate Notes/Bonds	4.0
Asset-Backed Securities	2.7
Put Option Purchased	0.0

Data as of January 31, 2007. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets and all percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

*** Does not include open long futures contracts with an underlying face amount of $31,956,250 with unrealized depreciation of $274,330 and open short futures contracts with an underlying face amount of $18,323,438 with unrealized appreciation of $40,408, and open swap contracts with net unrealized appreciation of $17,020.

Investment Strategy

The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., actively allocates the Fund's assets among the major asset categories of equity securities (including depositary receipts), fixed-income securities and money market instruments. In determining which securities to buy, hold or sell for the Fund, the Investment Adviser allocates the Fund's assets based on, among other things, its assessment of the effects of economic and market trends on different sectors of the market. There is no limit as to the percentage of assets that may be allocated to any one asset class.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended January 31, 2007
Symbol	Class A Shares* (since 07/28/97) SRTAX		Class B Shares** (since 10/31/88) SRTBX		Class C Shares† (since 07/28/97) SRTCX		Class D Shares†† (since 07/28/97) SRTDX
1 Year	12.88% 6.96	[4] [5]	12.03% 7.03	[4] [5]	12.08% 11.08	[4] [5]	13.20% —	[4]
5 Years	7.97% 6.81	[4] [5]	7.14% 6.84	[4] [5]	7.14% 7.14	[4] [5]	8.21 —	[4]
10 Years	— —		7.32 7.32	[4] [5]	— —		— —
Since Inception	7.16 6.55	[4] [5]	10.05 10.05	[4] [5]	6.34 6.34	[4] [5]	7.40 —	[4]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Standard & Poor's 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Lipper Flexible Portfolio Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Flexible Portfolio Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Flexible Portfolio Funds classification as of the date of this report.

(4)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/06 – 01/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	08/01/06	01/31/07	08/01/06 – 01/31/07
Class A
Actual (9.99% return)	$1,000.00	$1,099.90	$4.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.57	$4.69
Class B
Actual (9.60% return)	$1,000.00	$1,096.00	$8.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.79	$8.49
Class C
Actual (9.58% return)	$1,000.00	$1,095.80	$8.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.94	$8.34
Class D
Actual (10.17% return)	$1,000.00	$1,101.70	$3.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.83	$3.41

*  Expenses are equal to the Fund's annualized expense ratios of 0.92%, 1.67%, 1.64% and 0.67% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.93%, 1.68%, 1.68% and 0.68%, for Class A, Class B, Class C and Class D shares, respectively.

Morgan Stanley Strategist Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (63.8%)
	Advertising/Marketing Services (0.9%)
83,200	Omnicom Group, Inc.	$8,752,640
	Aerospace & Defense (1.8%)
141,310	Northrop Grumman Corp. (a)	10,024,531
162,400	Raytheon Co.	8,428,560
		18,453,091
	Agricultural Commodities/Milling (0.6%)
198,645	Archer-Daniels-Midland Co.	6,356,640
	Biotechnology (2.3%)
167,825	Celgene Corp.* (a)	9,008,846
112,280	Gilead Sciences, Inc.*	7,221,850
202,510	Vertex Pharmaceuticals Inc.* (a)	7,158,729
		23,389,425
	Chemicals: Major Diversified (0.7%)
157,440	Dow Chemical Co. (The) (a)	6,540,058
	Computer Communications (1.1%)
403,210	Cisco Systems, Inc.*	10,721,354
	Computer Peripherals (0.6%)
422,490	EMC Corp.* (a)	5,910,635
	Computer Processing Hardware (2.0%)
105,140	Apple Computer, Inc.*	9,013,652
436,000	Dell Inc.*	10,573,000
		19,586,652
	Department Stores (0.9%)
127,370	Kohl's Corp.* (a)	9,031,807
	Discount Stores (0.9%)
156,490	Costco Wholesale Corp. (a)	8,791,608
	Electrical Products (0.8%)
187,640	Emerson Electric Co.	8,438,171
	Electronics/Appliances (1.1%)
233,710	Sony Corp. (ADR) (Japan) (a)	10,827,784
	Environmental Services (1.1%)
279,990	Waste Management, Inc.	10,634,020

See Notes to Financial Statements

Morgan Stanley Strategist Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Financial Conglomerates (4.0%)
204,580	American Express Co.	$11,910,648
261,575	Citigroup, Inc.	14,420,630
264,700	JPMorgan Chase & Co.	13,481,171
		39,812,449
	Food: Major Diversified (2.2%)
219,170	Kellogg Co. (a)	10,798,506
311,620	Kraft Foods Inc. (Class A) (a)	10,881,770
		21,680,276
	Forest Products (1.8%)
236,730	Weyerhaeuser Co.	17,754,750
	Household/Personal Care (1.0%)
145,495	Colgate-Palmolive Co. (a)	9,937,309
	Industrial Conglomerates (0.8%)
228,780	General Electric Co.	8,247,519
	Information Technology Services (1.2%)
123,050	International Business Machines Corp.	12,200,407
	Integrated Oil (1.9%)
120,295	Exxon Mobil Corp.	8,913,859
188,950	Hess Corp. (a)	10,201,411
		19,115,270
	Investment Banks/Brokers (1.2%)
654,345	Schwab (Charles) Corp. (The)	12,380,207
	Major Banks (2.3%)
247,380	Bank of America Corp.	13,007,240
266,600	Wells Fargo & Co.	9,576,272
		22,583,512
	Marine Shipping (0.8%)
147,454	Tidewater, Inc. (a)	7,604,203
	Media Conglomerates (1.6%)
246,920	Disney (Walt) Co. (The) (a)	8,684,176
320,510	Time Warner, Inc. (a)	7,009,554
		15,693,730

See Notes to Financial Statements

Morgan Stanley Strategist Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Medical Specialties (3.9%)
570,000	Applera Corp. - Celera Genomics Group* (a)	$9,040,200
116,055	Bard (C.R.), Inc.	9,576,859
262,050	St. Jude Medical, Inc.*	11,205,258
189,480	Thermo Fisher Scientific, Inc.* (a)	9,066,618
		38,888,935
	Motor Vehicles (0.9%)
226,170	Honda Motor Co., Ltd. (ADR) (Japan)	8,895,266
	Oilfield Services/Equipment (1.2%)
201,970	Halliburton Co. (a)	5,966,194
147,150	Smith International, Inc. (a)	5,838,912
		11,805,106
	Other Metals/Minerals (1.1%)
179,410	Southern Copper Corp. (a)	11,213,125
	Packaged Software (3.6%)
436,610	Microsoft Corp.	13,473,785
890,710	Oracle Corp.*	15,284,584
273,510	Sybase, Inc.*	7,081,174
		35,839,543
	Pharmaceuticals: Major (2.2%)
156,370	Johnson & Johnson	10,445,516
234,005	Wyeth	11,562,187
		22,007,703
	Property - Casualty Insurers (1.1%)
191,725	Allstate Corp. (The)	11,534,176
	Recreational Products (1.0%)
422,030	Mattel, Inc.	10,280,651
	Restaurants (0.7%)
150,000	McDonald's Corp.	6,652,500
	Semiconductors (1.8%)
401,230	Intel Corp.	8,409,781
250,000	Micron Technology, Inc.*	3,237,500
590,314	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan) (a)	6,440,326
		18,087,607

See Notes to Financial Statements

Morgan Stanley Strategist Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Specialty Telecommunications (3.2%)
1,032,140	Citizens Communications Co. (a)	$15,131,172
1,102,715	Windstream Corp. (a)	16,408,399
		31,539,571
	Steel (3.9%)
232,460	Nucor Corp. (a)	15,002,968
290,825	United States Steel Corp.	24,280,979
		39,283,947
	Telecommunication Equipment (1.7%)
380,380	Motorola, Inc.	7,550,543
418,055	Nokia Corp. (ADR) (Finland)	9,239,015
		16,789,558
	Tobacco (3.2%)
187,110	Altria Group, Inc.	16,351,543
276,360	UST, Inc. (a)	15,874,118
		32,225,661
	Trucks/Construction/Farm Machinery (0.7%)
111,500	Caterpillar Inc.	7,143,805
	Total Common Stocks (Cost $420,433,078)	636,630,671

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Corporate Bonds (4.7%)
	Aerospace & Defense (0.1%)
$199	Raytheon Co. (a)	6.15%	11/01/08	201,018
674	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664	09/15/13	702,555
				903,573
	Air Freight/Couriers (0.0%)
335	FedEx Corp.	2.65	04/01/07	333,541
	Airlines (0.1%)
790	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	830,785
	Beverages: Alcoholic (0.1%)
475	FBG Finance Ltd. - 144A** (Australia)	5.125	06/15/15	447,979
470	Miller Brewing Co. - 144A**	4.25	08/15/08	461,436
				909,415

See Notes to Financial Statements

Morgan Stanley Strategist Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Cable/Satellite TV (0.1%)
$135	Comcast Cable Communications, Inc.	6.75%		01/30/11	$141,196
60	Comcast Corp.	7.625		02/15/08	61,277
390	TCI Communications, Inc.	7.875		02/15/26	450,168
					652,641
	Chemicals: Major Diversified (0.0%)
310	ICI Wilmington Inc.	4.375		12/01/08	303,897
	Computer Processing Hardware (0.1%)
490	Hewlett-Packard Co.	5.496	††	05/22/09	491,168
	Department Stores (0.1%)
980	May Department Stores Co.	5.95		11/01/08	985,756
490	May Department Stores Co.	6.70		07/15/34	482,421
					1,468,177
	Drugstore Chains (0.1%)
130	CVS Corp.	5.75		08/15/11	131,466
804	CVS Lease Pass Through - 144A**	6.036		12/10/28	792,790
					924,256
	Electric Utilities (0.5%)
460	Ameren Corp.	4.263		05/15/07	458,120
485	Arizona Public Service Co.	5.80		06/30/14	483,557
450	Carolina Power & Light Co.	5.125		09/15/13	441,481
515	CC Funding Trust I	6.90		02/16/07	515,150
45	Columbus Southern Power Co. (Series E)	4.40		12/01/10	43,268
190	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	195,671
280	Consumers Energy Co. (Series H)	4.80		02/17/09	276,515
215	Detroit Edison Co. (The)	6.125		10/01/10	219,070
140	Entergy Gulf States, Inc.	3.60		06/01/08	136,309
340	Entergy Gulf States, Inc.	5.769	††	12/01/09	339,643
415	Ohio Power Company (Series K)	6.00		06/01/16	425,405
105	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	104,668
270	Public Service Electric & Gas Co. (Series MTN B)	5.00		01/01/13	263,535
240	Texas Eastern Transmission	7.00		07/15/32	266,554
345	Wisconsin Electric Power Co.	3.50		12/01/07	339,632
					4,508,578
	Electrical Products (0.1%)
520	Cooper Industries, Inc.	5.25		07/01/07	518,633
415	Cooper Industries, Inc.	5.25		11/15/12	408,897
					927,530

See Notes to Financial Statements

Morgan Stanley Strategist Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Electronics/Appliances (0.0%)
$310	LG Electronics Inc. - 144A** (South Korea)	5.00%		06/17/10	$302,962
	Finance/Rental/Leasing (0.3%)
310	CIT Group, Inc. (a)	4.75		08/15/08	307,151
5	CIT Group, Inc.	7.375		04/02/07	5,016
635	Countrywide Home Loans, Inc. (Series MTN L)	3.25		05/21/08	618,333
100	MBNA Capital (Series A)	8.278		12/01/26	104,139
630	MBNA Corp. (Series F)	5.79	††	05/05/08	633,912
630	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	609,154
985	Residential Capital Corp.	6.375		06/30/10	993,976
520	SLM Corp. (Series A) (a)	4.00		01/15/10	501,074
					3,772,755
	Financial Conglomerates (0.1%)
725	JP Morgan Chase & Co.	6.00		02/15/09	733,814
180	General Electric Capital Corp. (Series A)	4.25		12/01/10	173,576
55	General Electric Capital Corp. (Series A) (a)	4.75		09/15/14	52,830
					960,220
	Food Retail (0.1%)
365	Fred Meyer, Inc.	7.45		03/01/08	371,847
	Food: Major Diversified (0.1%)
165	ConAgra, Inc.	7.00		10/01/28	177,001
215	ConAgra, Inc.	8.25		09/15/30	261,423
545	Sara Lee Corp. (a)	6.125		11/01/32	495,912
					934,336
	Gas Distributors (0.1%)
325	NiSource Finance Corp.	5.94	††	11/23/09	325,434
305	Sempra Energy	4.621		05/17/07	304,203
					629,637
	Home Furnishings (0.0%)
290	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	300,454
	Home Improvement Chains (0.0%)
235	Home Depot, Inc.	5.49	††	12/16/09	235,453
	Hotels/Resorts/Cruiselines (0.1%)
510	Hyatt Equities LLC - 144A**	6.875		06/15/07	511,687
	Household/Personal Care (0.1%)
590	Clorox Co. (The)	5.485	††	12/14/07	590,765

See Notes to Financial Statements

Morgan Stanley Strategist Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Industrial Conglomerates (0.1%)
$395	Textron Financial Corp.	5.125%		02/03/11	$390,924
330	Textron Financial Corp. (Series E)	4.125		03/03/08	325,574
					716,498
	Insurance Brokers/Services (0.1%)
265	Catlin Insurance Co., Ltd. - 144A** (Bermuda)	7.249		‡‡	268,162
900	Farmers Exchange Capital - 144A**	7.05		07/15/28	933,432
					1,201,594
	Major Banks (0.5%)
195	Bank of New York Co., Inc. (The)	5.20		07/01/07	194,962
250	Bank of New York Co., Inc. (The) (Series T)	3.80		02/01/08	246,022
280	HSBC Finance Corp.	6.75		05/15/11	295,198
325	Huntington National Bank (Series BKN T)	4.375		01/15/10	314,497
295	Popular North America Inc. (Series MTN F)	5.65		04/15/09	295,123
880	Unicredito Luxembourg Finance S.A. - 144A** (Luxembourg)	5.41	††	10/24/08	880,473
795	USB Capital IX (a)	6.189	††	‡	812,213
1,625	Wachovia Capital Trust III	5.80	††	‡	1,637,683
					4,676,171
	Major Telecommunications (0.2%)
525	France Telecom S.A. (France) (a)	8.50		03/01/31	688,551
305	SBC Communications, Inc.	6.15		09/15/34	300,593
150	Sprint Capital Corp.	8.75		03/15/32	178,593
270	Telecom Italia Capital SA (Luxembourg)	4.00		11/15/08	263,193
370	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	354,230
540	Telefonica Europe BV (Netherlands)	8.25		09/15/30	653,216
					2,438,376
	Managed Health Care (0.0%)
250	UnitedHealth Group Inc.	4.125		08/15/09	242,278
	Media Conglomerates (0.1%)
895	Time Warner, Inc.	5.59	††	11/13/09	896,502
470	Viacom,Inc.	6.875		04/30/36	469,638
					1,366,140
	Motor Vehicles (0.0%)
250	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	297,038

See Notes to Financial Statements

Morgan Stanley Strategist Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Multi-Line Insurance (0.3%)
$1,165	AIG SunAmerica Global Financing VI - 144A**	6.30%		05/10/11	$1,208,251
575	American General Finance Corp. (Series H)	4.625		09/01/10	559,225
910	AXA Financial, Inc.	6.50		04/01/08	918,834
235	International Lease Finance Corp.	3.75		08/01/07	233,045
405	Two-Rock Pass Through - 144A** (Bermuda)	6.316	††	‡‡	398,990
					3,318,345
	Oil & Gas Pipelines (0.0%)
485	Plains All American Pipeline LP/PAA Finance Corp. (a)	6.70		05/15/36	497,243
	Other Metals/Minerals (0.1%)
565	Brascan Corp. (Canada)	7.125		06/15/12	604,565
	Property - Casualty Insurers (0.3%)
760	Mantis Reef Ltd. - 144A** (Australia)	4.692		11/14/08	749,526
215	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	225,272
360	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	357,831
515	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	513,382
630	XLLIAC Global Funding - 144A**	4.80		08/10/10	616,110
					2,462,121
	Railroads (0.1%)
255	Burlington North Santa Fe Railway Co.	6.125		03/15/09	258,242
290	Norfolk Southern Corp.	7.35		05/15/07	291,509
110	Union Pacific Corp.	6.625		02/01/08	111,024
140	Union Pacific Corp. (Series MTN E)	6.79		11/09/07	141,161
					801,936
	Real Estate Development (0.1%)
1,151	World Financial Properties - 144A**	6.91		09/01/13	1,202,172
	Real Estate Investment Trusts (0.1%)
770	EOP Operating LP	6.763		06/15/07	774,221
	Regional Banks (0.1%)
800	Marshall & Ilsley Bank (Series BKN T)	3.80		02/08/08	787,594

See Notes to Financial Statements

Morgan Stanley Strategist Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Restaurants (0.0%)
$285	Tricon Global Restaurants, Inc.	8.875%		04/15/11	$318,016
	Savings Banks (0.2%)
305	Household Finance Corp.	4.125		12/15/08	298,975
230	Household Finance Corp. (a)	5.875		02/01/09	232,747
355	Household Finance Corp.	6.375		10/15/11	369,810
295	Household Finance Corp.	6.40		06/17/08	298,911
100	Sovereign Bank (Series CD)	4.00		02/01/08	98,551
470	Washington Mutual Bank	5.50		01/15/13	468,199
260	Washington Mutual Inc.	8.25		04/01/10	280,099
300	Washington Mutual Preferred Funding II	6.665	††	†††	304,914
					2,352,206
	Trucks/Construction/Farm Machinery (0.1%)
190	Caterpillar Financial Services Corp. (Series MTN F)	3.625		11/15/07	187,433
480	Caterpillar Financial Services Corp. (Series MTN F)	5.445	††	08/20/07	480,445
					667,878
	Wireless Telecommunications (0.1%)
480	Vodafone Group PLC (United Kingdom)	5.454	††	12/28/07	480,399
	Corporate Bonds (Cost $45,947,136)				46,068,468
	U.S. Government Obligations (5.9%)
	U.S. Treasury Bonds
250	(a)	5.50		08/15/28	266,289
11,675	(a)	6.125		08/15/29	13,449,974
1,295	(a)	6.375		08/15/27	1,519,400
300	(a)	7.625		02/15/25	391,875
16,300	(a)	8.125		08/15/19 - 08/15/21	21,354,740
	U.S. Treasury Notes
850	(a)	4.00		11/15/12	816,134
2,420	†	4.25		08/15/13	2,345,943
14,325	(a)	4.25		11/15/13	13,864,480
5,000	(a)	4.50		02/28/11	4,941,800
	Total U.S. Government Obligations (Cost $58,536,902)				58,950,635

See Notes to Financial Statements

Morgan Stanley Strategist Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	U.S. Government Agency - Mortgage-Backed Securities (3.6%)
	Federal Home Loan Mortgage Corp.
$658		7.50%		11/01/29 - 03/01/32	$684,136
	Federal Home Loan Mortgage Corp. PC Gold
621		6.50		05/01/29 - 05/01/32	635,502
386		7.50		01/01/30 - 08/01/32	401,234
4		8.00		07/01/30	4,446
	Federal National Mortgage Assoc.
218		6.50		12/01/29	223,678
3,273		6.808		01/01/36	3,340,602
1,559		6.81		03/01/36	1,591,486
1,777		6.851		03/01/36	1,813,856
4,430		7.00		12/01/17 - 10/01/35	4,565,580
1,525		7.00		#	1,562,648
1,800		7.289		05/01/36	1,839,734
1,802		7.301		05/01/36	1,841,655
2,785		7.50		07/01/29 - 09/01/35	2,900,870
2,285		8.00		05/01/09 - 02/01/32	2,410,956
	Federal National Mortgage Assoc. ARM
452		6.158		07/01/33	458,823
3,188		6.798		01/01/36	3,253,210
3,154		7.299		04/01/36	3,243,461
1,788		7.323		07/01/36	1,827,594
3,282		7.326		04/01/36 - 07/01/36	3,354,022
	Total U.S. Government Agency - Mortgage-Backed Securities (Cost $36,293,644)				35,953,493
	Asset-Backed Securities (3.1%)
	Finance/Rental/Leasing
1,225	Banc of America Securities Auto Trust 2005-WF1 A3	3.99		08/18/09	1,215,948
1,450	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98		05/15/11	1,442,988
174	Capital Auto Receivables Asset Trust 2003-3 A3B	5.40	††	01/15/08	174,468
1,250	Capital Auto Receivables Asset Trust 2005-1 A4	4.05		07/15/09	1,242,756
1,100	Capital Auto Receivables Asset Trust 2006-SN1A A3	5.31		10/20/09	1,098,805
775	Captial One Auto Finance Trust 2006-C A3A	5.07		07/15/11	771,979

See Notes to Financial Statements

Morgan Stanley Strategist Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$761	Caterpillar Financial Asset Trust 2005-A A3	3.90%		02/25/09	$756,063
1,200	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	1,205,152
1,000	CIT Equipment Collateral 2006-VT2 A3	5.07		02/20/10	996,179
172	CIT Equipment Collateral 2004-EF1 A3	3.50		09/20/08	170,312
670	CNH Equipment Trust 2005-A A3	4.02		04/15/09	665,839
751	DaimlerChrysler Auto Trust 2005-B A3	4.04		09/08/09	746,692
506	Ford Credit Auto Owner Trust 2005-B A3	4.17		01/15/09	504,189
700	Ford Credit Auto Owner Trust 2006-A A3	5.05		03/15/10	697,754
900	GE Capital Credit Card Master Note Trust 2004-2 A	5.36	††	09/15/10	900,897
725	GE Equipment Small Ticket LLC 2005-2A A3	4.88		10/22/09	721,882
1,125	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	1,125,554
950	Harley Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	939,191
1,500	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	1,477,823
750	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	736,346
700	Hertz Vehicle Financing LLC 2005-2A A2	4.93		02/25/10	694,622
474	Honda Auto Receivables Owner Trust 2005-2 A3	3.93		01/15/09	470,737
750	Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	742,502
1,475	MBNA Credit Card Master Note Trust 2003-A3 A3	5.44	††	08/16/10	1,478,198
1,550	MBNA Master Credit Card Trust 1999-B A	5.90		08/15/11	1,572,075
1,325	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	1,316,425
912	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	895,108
275	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	270,950
1,600	USAA Auto Owner Trust 2004-2 A-4	3.58		02/15/11	1,581,653
572	USAA Auto Owner Trust 2004-3 A3	3.16		02/17/09	568,605

See Notes to Financial Statements

Morgan Stanley Strategist Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$614	USAA Auto Owner Trust 2005-1 A3	3.90%		07/15/09	$609,821
446	Volkswagen Auto Lease Trust 2005-A A3	3.82		05/20/08	444,003
900	Volkswagen Auto Loan Enhanced Trust 2005-1 A3	4.80		07/20/09	896,339
183	Wachovia Auto Owner Trust 2004-B A3	2.91		04/20/09	181,319
564	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	560,212
975	Wachovia Auto Owner Trust 2005-B A3	4.79		04/20/10	970,220
130	World Omni Auto Receivables Trust 2004-A A3	3.29		11/12/08	129,918
	Total Asset-Backed Securities (Cost $31,081,031)				30,973,524
	Collateralized Mortgage Obligations (2.2%) U.S. Government Agencies (0.6%)
1,870	Federal National Mortgage Assoc. 2006	5.38		12/25/36	1,868,867
1,597	Federal National Mortgage Assoc. 2006-28 1P	5.43	††	03/25/36	1,598,761
18,413	Federal National Mortgage Assoc. 2006-28 1A1 (IO)	1.519	††	03/25/36	425,794
2,438	Federal National Mortgage Assoc. 2005 - 68 XI (IO)	6.00		08/25/35	866,767
961	Freddie Mac Whole Loan 2005-5001 2A2	5.47	††	09/25/45	965,667
	Total U.S. Government Agencies				5,725,856
	Private Issues (1.6%)
1,359	Countrywide Alt Loan Trust 2006-0A2 CLS A3	5.59		05/20/46	1,365,045
1,375	Greenpoint Mortgage Funding Trust 2006-OH1 CLS A1	5.50		01/25/37	1,375,000
1,400	Greenpoint Mortgage Funding Trust 2006-OH1 CLS A2	5.55		01/25/37	1,400,000
1,532	Harborview Mortgage Loan Trust 2006-10 2A CLS 2A1A	5.53		11/19/36	1,532,423
1,326	Luminent Mortgage Trust 2006-4 A1B CLS A1B	5.55		05/25/46	1,330,183
1,998	Residential Accredit Loans, Inc. 2006-Q010 CLS A1	5.48		01/25/37	1,997,672
1,675	Residential Accredit Loans, Inc. 2007-QH1 Class A2	5.51		01/25/47	1,675,000
1,575	Structured Asset Mortgage	5.53		01/25/47	1,575,000
3,950	Washington Mutual	5.52		01/25/47	3,950,000
	Total Private Issues				16,200,323
	Total Collateralized Mortgage Obligations (Cost $21,474,522)				21,926,179

See Notes to Financial Statements

Morgan Stanley Strategist Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF CONTRACTS				VALUE
	Put Option Purchased (0.0%)
459	90 day Euro $ June/2007 @ $94.25 (Cost $146,296)			$5,737
PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (31.5%)
	U.S. Government Obligation (c) (0.0%)
$250	U.S. Treasury Bills *** (Cost $244,505)	4.915%	07/12/07	244,505
	Repurchase Agreement (15.9%)
158,367	Joint repurchase agreement account (dated 1/31/07; proceeds $158,390,139) (b) (Cost $158,367,000)	5.26	02/01/07	158,367,000
	Security Purchased From Securities Lending Collateral (15.6%)
155,792	The Bank of New York Institutional Cash Reserve Fund (Cost $155,791,976)			155,791,976
	Total Short-Term Investments (Cost $314,403,481)			314,403,481
	Total Investments (Cost $928,316,090) (d) (e)		114.8%	1,144,912,188
	Liabilities in Excess of Other Assets		(14.8)	(147,342,670)
	Net assets		100.0%	$997,569,518

ADR  American Depositary Receipt.

ARM  Adjustable Rate Mortgage.

BKN   Bank Note.

IO  Interest Only Security.

MTN  Medium Term Note.

PC  Participation Certificate.

*  Non-income producing security.

**  Resale is restricted to qualified institutional investors.

***  A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $140,364.

‡  Securities represent beneficial interest in the Trusts. The corresponding assets of Trust are Junior Subordinated notes due 2042 and a stock purchase contract to purchase preferred stock on March 15, 2011 for Wachovia Capital Trust III and on April 15, 2011 for UBS Capital IX. Securities issued have a perpetual maturity and the trust will redeem them only to the extent the preferred stock is redeemed.

‡‡  Foreign issued security with perpetual maturity.

†  Security was purchased on forward commitment basis.

††  Variable rate security; rate shown is the rate in effect as of January 31, 2007.

†††  Security issued with perpetual maturity.

See Notes to Financial Statements

Morgan Stanley Strategist Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

#  Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(a)  All or a portion of this security was on loan as of January 31, 2007.

(b)  Collateralized by federal agency and U.S. Treasury obligations.

(c)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(d)  Securities have been designated as collateral in an amount equal to $58,357,047 in connection with securities purchased on a forward commitment basis, open futures contracts and open credit default swap contracts.

(e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $220,241,224 and the aggregate gross unrealized depreciation is $3,645,126, resulting in net unrealized appreciation of $216,596,098.

Futures Contracts Open at January 31, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
174	Long	U.S. Treasury Notes 10 Year,	$18,574,500	$(165,182)
		March 2007
108	Long	U.S. Treasury Notes 5 Year, March 2007	11,289,375	(48,877)
19	Long	U.S. Treasury Bonds 20 Year, March 2007	2,092,375	(60,271)
90	Short	U.S. Treasury Notes 2 Year, March 2007	(18,323,438)	40,408
Net Unrealized Depreciation				$(233,922)

See Notes to Financial Statements

Morgan Stanley Strategist Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

CREDIT DEFAULT SWAP CONTRACTS OPEN AT JANUARY 31, 2007:

SWAP CONTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	PAY/RECEIVE FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International Hartford Financial Services Group Inc.	Buy	$1,000	0.12%	December 20, 2011	$(623)
Goldman Sachs International Lehman Brothers Holdings Inc.	Buy	1,000	0.20	December 20, 2011	966
Goldman Sachs International Motorola, Inc.	Buy	330	0.15	December 20, 2011	3,518
Goldman Sachs International Motorola, Inc.	Buy	670	0.157	December 20, 2011	6,942
Goldman Sachs International Southwest Airlines Co.	Buy	1,050	0.22	December 20, 2011	4,332
Goldman Sachs International Union Pacific Corporation	Buy	1,000	0.20	December 20, 2011	1,099
Goldman Sachs International Tyco International Ltd.	Buy	1,160	0.43	March 20, 2012	517
Goldman Sachs International Tyco International Ltd.	Buy	600	0.43	March 20, 2012	268
Goldman Sachs International Chubb Corp	Buy	950	0.10	March 20, 2012	1
	Net Unrealized Appreciation				$17,020

See Notes to Financial Statements

Morgan Stanley Strategist Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $928,316,090 including repurchase agreement of $158,367,000 and $151,565,679 for securities loaned)	$1,144,912,188
Unrealized appreciation on open swap contracts	17,643
Cash	387
Receivable for:
Investments sold	15,283,616
Interest	2,259,205
Shares of beneficial interest sold	686,607
Dividends	523,264
Variation margin	69,716
Foreign withholding taxes reclaimed	22,837
Prepaid expenses and other assets	17,663
Receivable from affiliate	47,832
Total Assets	1,163,840,958
Liabilities:
Collateral on securities loaned at value	155,791,976
Unrealized depreciation on open swap contracts	623
Payable for:
Investments purchased	7,267,138
Shares of beneficial interest redeemed	1,972,842
Distribution fee	459,031
Investment advisory fee	377,242
Administration fee	71,855
Transfer agent fee	35,528
Interest on swap contracts	1,616
Accrued expenses and other payables	293,589
Total Liabilities	166,271,440
Net Assets	$997,569,518
Composition of Net Assets:
Paid-in-capital	$1,016,063,160
Net unrealized appreciation	216,379,196
Accumulated undistributed net investment income	3,289,951
Net realized loss	(238,162,789)
Net Assets	$997,569,518
Class A Shares:
Net Assets	$554,306,896
Shares Outstanding (unlimited authorized, $.01 par value)	27,422,910
Net Asset Value Per Share	$20.21
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$21.33
Class B Shares:
Net Assets	$327,238,403
Shares Outstanding (unlimited authorized, $.01 par value)	16,142,935
Net Asset Value Per Share	$20.27
Class C Shares:
Net Assets	$48,250,626
Shares Outstanding (unlimited authorized, $.01 par value)	2,397,144
Net Asset Value Per Share	$20.13
Class D Shares:
Net Assets	$67,773,593
Shares Outstanding (unlimited authorized, $.01 par value)	3,348,372
Net Asset Value Per Share	$20.24

See Notes to Financial Statements

Morgan Stanley Strategist Fund

Financial Statements continued

Statement of Operations

For the six months ended January 31, 2007 (unaudited)

Net Investment Income:
Income
Interest	$9,077,966
Dividends (net of $24,061 foreign withholding tax)	6,480,189
Income from securities loaned - net	111,171
Total Income	15,669,326
Expenses
Investment advisory fee	2,008,934
Distribution fee (Class A shares)	655,453
Distribution fee (Class B shares)	1,619,054
Distribution fee (Class C shares)	216,373
Transfer agent fees and expenses	539,843
Administration fee	382,654
Shareholder reports and notices	168,944
Custodian fees	46,158
Registration fees	33,023
Professional fees	24,971
Trustees' fees and expenses	12,237
Other	55,619
Total Expenses	5,763,263
Less: amounts waived/reimbursed	(47,832)
Less: expense offset	(2,984)
Net Expenses	5,712,447
Net Investment Income	9,956,879
Net Realized and Unrealized Gain: Net Realized Gain (Loss) on:
Investments	21,357,936
Futures contracts	349,381
Swap contracts	(1,834)
Net Realized Gain	21,705,483
Net Change in Unrealized Appreciation/Depreciation on:
Investments	57,585,105
Futures contracts	(345,941)
Swap contracts	17,020
Option contracts	(103,275)
Net Appreciation	57,152,909
Net Gain	78,858,392
Net Increase	$88,815,271

See Notes to Financial Statements

Morgan Stanley Strategist Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JANUARY 31, 2007	FOR THE YEAR ENDED JULY 31, 2006
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$9,956,879	$13,976,841
Net realized gain	21,705,483	132,590,800
Net change in unrealized depreciation	57,152,909	(63,221,100)
Net Increase	88,815,271	83,346,541
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(6,370,858)	(8,017,425)
Class B shares	(2,731,165)	(2,927,298)
Class C shares	(386,276)	(373,233)
Class D shares	(850,323)	(1,081,851)
Net realized gain
Class A shares	(31,756,812)	—
Class B shares	(19,641,389)	—
Class C shares	(2,774,086)	—
Class D shares	(3,865,849)	—
Total Dividends and Distributions	(68,376,758)	(12,399,807)
Net increase (decrease) from transactions in shares of beneficial interest	92,468,989	(194,648,956)
Net Increase (Decrease)	112,907,502	(123,702,222)
Net Assets:
Beginning of period	884,662,016	1,008,364,238
End of Period
(Including accumulated undistributed net investment income of $3,235,428 and $3,671,983, respectively)	$997,569,518	$884,662,016

See Notes to Financial Statements

Morgan Stanley Strategist Fund

Notes to Financial Statements  ■  January 31, 2007 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Strategist Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the total return of its investments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid

Morgan Stanley Strategist Fund

Notes to Financial Statements  ■  January 31, 2007 (unaudited) continued

and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or

Morgan Stanley Strategist Fund

Notes to Financial Statements  ■  January 31, 2007 (unaudited) continued

payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

G. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

H. Credit Default Swaps — A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the

Morgan Stanley Strategist Fund

Notes to Financial Statements  ■  January 31, 2007 (unaudited) continued

credit default swap ("Buy Contract"), or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collect the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer the maximum payout amount limited to the Notional Amount of the swap contract as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the Notional Amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statements of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund's books.

I. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at January 31, 2007 were $151,565,679 and $155,791,976, respectively. The Fund received cash collateral which was subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

J. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

K. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Strategist Fund

Notes to Financial Statements  ■  January 31, 2007 (unaudited) continued

L. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1.5 billion and 0.395% to the portion of the daily net assets exceeding $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Effective October 23, 2006, the Investment Adviser has agreed to cap the Fund's total operating expenses, to the extent that such total operating expenses exceed 0.92%, 1.67%, 1.64% and 0.67% for Class A, Class B, Class C and Class D, respectively, for a period of two years.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A; (ii) Class B — up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on November 8, 1989 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C — up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the

Morgan Stanley Strategist Fund

Notes to Financial Statements  ■  January 31, 2007 (unaudited) continued

Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $15,402,873 at January 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.97%, respectively.

The Distributor has informed the Fund that for the six months ended January 3, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $690, $202,517 and $2,341, respectively and received $71,429 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the six months ended January 31, 2007 aggregated $155,118,767, and $205,786,612, respectively. Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $73,661,382 and $68,430,822, respectively.

For the six months ended January 31, 2007, the Fund incurred brokerage commissions of $40,230 with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund. At January 31, 2007, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $1,993,420.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended January 31, 2007 included in Trustees' fees and expenses in the Statement of

Morgan Stanley Strategist Fund

Notes to Financial Statements  ■  January 31, 2007 (unaudited) continued

Operations amounted to $2,708. At January 31, 2007, the Fund had an accrued pension liability of $76,352 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Purposes of and Risks Relating to Certain Financial Instruments

For hedging and investment purposes, the Fund may engage in transactions in listed and over-the counter options and interest rate futures or in the case of forward contracts, to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities ("derivative instruments").

These derivative instruments involve elements of market risk in excess of the amounts reflected in the Statement of Asset and Liabilities. The Fund bears the risk of an unfavorable change in the value of underlying securities or currencies. Risks may also arise upon entering into these contracts from the potential inablilty of the counterparties to meet the terms of their contracts.

The Fund may enter into credit default swaps for hedging purposes to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley Strategist Fund

Notes to Financial Statements  ■  January 31, 2007 (unaudited) continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2007		FOR THE YEAR ENDED JULY 31, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	884,913	$18,023,185	571,556	$10,913,191
Conversion from Class B	1,143,562	23,202,490	2,288,510	43,709,577
Shares issued in connection with the acquisition of Morgan Stanley Total Return Trust	2,069,354	42,587,852	—	—-
Reinvestment of dividends	1,717,593	34,350,474	373,001	7,105,612
Redeemed	(2,889,921)	(58,705,080)	(6,584,429)	(125,229,011)
Net increase (decrease) — Class A	2,925,501	59,458,921	(3,351,362)	(63,500,631)
CLASS B SHARES
Sold	594,824	12,128,595	761,167	14,550,372
Conversion to Class A	(1,140,332)	(23,202,490)	(2,282,614)	(43,709,577)
Shares issued in connection with the acquisition of Morgan Stanley Total Return Trust	2,493,343	51,452,964	—	—
Reinvestment of dividends	978,949	19,656,469	129,978	2,483,126
Redeemed	(2,078,685)	(42,387,592)	(4,996,402)	(95,170,042)
Net increase (decrease) — Class B	848,099	17,647,946	(6,387,871)	(121,846,121)
CLASS C SHARES
Sold	180,832	3,665,702	263,064	4,975,961
Shares issued in connection with the acquisition of Morgan Stanley Total Return Trust	259,866	5,327,801	—	—
Reinvestment of dividends	142,794	2,845,827	17,595	335,035
Redeemed	(215,095)	(4,349,480)	(533,601)	(10,119,456)
Net increase (decrease) — Class C	368,397	7,489,850	(252,942)	(4,808,460)
CLASS D SHARES
Sold	228,028	4,625,553	309,368	5,962,339
Shares issued in connection with the acquisition of Morgan Stanley Total Return Trust	234,923	4,839,680	—	—
Reinvestment of dividends and distributions	214,321	4,290,545	52,295	997,106
Redeemed	(289,865)	(5,883,506)	(602,181)	(11,453,189)
Net increase (decrease) — Class D	387,407	7,872,272	(240,518)	(4,493,744)
Net increase (decrease) in Fund	4,529,404	$92,468,989	(10,232,693)	$(194,648,956)

Morgan Stanley Strategist Fund

Notes to Financial Statements  ■  January 31, 2007 (unaudited) continued

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and straddles, mark-to-market of open futures contracts and book amortization of premiums on debt securities.

9. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Strategist Fund

Notes to Financial Statements  ■  January 31, 2007 (unaudited) continued

10. Fund Merger

On October 23, 2006, the Fund acquired all the net assets of Morgan Stanley Total Return Trust ("Total Return") based on the respective valuations as of the close of business on October 20, 2006 pursuant to a Plan of Reorganization approved by the shareholders of Total Return on September 27, 2006. The acquisition was accomplished by a tax-free exchange of 2,069,354 Class A shares of the Fund at a net asset value of $20.58 per share for 2,243,799 Class A shares of Total Return; 2,493,343 Class B shares of the Fund at a net asset value of $20.64 per share for 2,896,038 Class B shares of Total Return; 259,866 Class C shares of the Fund at a net asset value of $20.50 per share for 300,296 Class C shares of Total Return; and 234,923 Class D shares of the Fund at a net asset value of $20.60 per share for 249,583 Class D shares of Total Return. The net assets of the Fund and Total Return immediately before the acquisition were $892,922,870 and $104,208,298, respectively, including unrealized appreciation of $13,712,685 for Total Return. Immediately after the acquisition, the combined net assets of the Fund amounted to $997,131,168.

Morgan Stanley Strategist Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED JULY 31,
	MONTHS ENDED
	JANUARY 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.74		$18.31	$16.28	$14.72	$13.53	$16.43
Income (loss) from investment operations:
Net investment income‡	0.23		0.34	0.27	0.20	0.14	0.22
Net realized and unrealized gain (loss)	1.72		1.40	2.03	1.58	1.21	(2.84)
Total income (loss) from investment operations	1.95		1.74	2.30	1.78	1.35	(2.62)
Less dividends and distributions from:
Net investment income	(0.25)		(0.31)	(0.27)	(0.22)	(0.16)	(0.28)
Net realized gain	(1.23)		–	–	–	–	–
Total dividends and distributions	(1.48)		(0.31)	(0.27)	(0.22)	(0.16)	(0.28)
Net asset value, end of period	$20.21		$19.74	$18.31	$16.28	$14.72	$13.53
Total Return†	9.99	%(2)	9.60%	14.23%	12.10%	10.11%	(16.14)%
Ratios to Average Net Assets(1):
Expenses (before expense offset)	0.92	%(3)(4)	0.93%	0.93%	0.95%	0.93%	0.88%
Net investment income	2.36	%(3)(4)	1.78%	1.48%	1.24%	0.95%	1.44%
Supplemental Data:
Net assets, end of period, in thousands	$554,281		$483,553	$510,016	$58,968	$53,951	$78,583
Portfolio turnover rate	20	%(2)	43%	48%	42%	124%	164%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Not Annualized.

  (3)  Annualized.

  (4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
January 31, 2007	0.93%	2.35%

See Notes to Financial Statements

Morgan Stanley Strategist Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED JULY 31,
	MONTHS ENDED
	JANUARY 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.79		$18.36	$16.29	$14.73	$13.54	$16.43
Income (loss) from investment operations:
Net investment income‡	0.16		0.19	0.11	0.08	0.02	0.10
Net realized and unrealized gain (loss)	1.73		1.41	2.08	1.58	1.22	(2.84)
Total income (loss) from investment operations	1.89		1.60	2.19	1.66	1.24	(2.74)
Less dividends and distributions from:
Net investment income	(0.18)		(0.17)	(0.12)	(0.10)	(0.05)	(0.15)
Net realized gain	(1.23)		–	–	–	–	–
Total dividends and distributions	(1.41)		(0.17)	(0.12)	(0.10)	(0.05)	(0.15)
Net asset value, end of period	$20.27		$19.79	$18.36	$16.29	$14.73	$13.54
Total Return†	9.60	%(2)	8.72%	13.49%	11.24%	9.20%	(16.77)%
Ratios to Average Net Assets(1):
Expenses (before expense offset)	1.67	%(3)(4)	1.68%	1.68%	1.71%	1.73%	1.67%
Net investment income	1.61	%(3)(4)	1.03%	0.73%	0.48%	0.15%	0.64%
Supplemental Data:
Net assets, end of period, in millions	$327		$303	$398	$971	$1,042	$1,216
Portfolio turnover rate	20	%(2)	43%	48%	42%	124%	164%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Not Annualized.

  (3)  Annualized.

  (4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
January 31, 2007	1.68%	1.60%

See Notes to Financial Statements

Morgan Stanley Strategist Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED JULY 31,
	MONTHS ENDED
	JANUARY 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.66		$18.24	$16.21	$14.66	$13.46	$16.36
Income (loss) from investment operations:
Net investment income‡	0.16		0.20	0.13	0.08	0.03	0.10
Net realized and unrealized gain (loss)	1.72		1.40	2.04	1.57	1.21	(2.83)
Total income (loss) from investment operations	1.88		1.60	2.17	1.65	1.24	(2.73)
Less dividends and distributions from:
Net investment income	(0.18)		(0.18)	(0.14)	(0.10)	(0.04)	(0.17)
Net realized gain	(1.23)		–	–	–	–	–
Total dividends and distributions	(1.41)		(0.18)	(0.14)	(0.10)	(0.04)	(0.17)
Net asset value, end of period	$20.13		$19.66	$18.24	$16.21	$14.66	$13.46
Total Return†	9.58	%(2)	8.79%	13.44%	11.25%	9.09%	(16.70)%
Ratios to Average Net Assets(1):
Expenses (before expense offset)	1.64	%(3)(4)	1.64%	1.65%	1.71%	1.73%	1.67%
Net investment income	1.64	%(3)(4)	1.07%	0.76%	0.48%	0.15%	0.64%
Supplemental Data:
Net assets, end of period, in thousands	$48,242		$39,887	$41,621	$41,697	$36,351	$34,727
Portfolio turnover rate	20	%(2)	43%	48%	42%	124%	164%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Not Annualized.

  (3)  Annualized.

  (4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
January 31, 2007	1.68%	1.60%

See Notes to Financial Statements

Morgan Stanley Strategist Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED JULY 31,
	MONTHS ENDED
	JANUARY 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$19.76		$18.34	$16.29	$14.73	$13.55	$16.45
Income (loss) from investment operations:
Net investment income‡	0.26		0.39	0.30	0.24	0.16	0.26
Net realized and unrealized gain (loss)	1.73		1.39	2.06	1.58	1.21	(2.85)
Total income (loss) from investment operations	1.99		1.78	2.36	1.82	1.37	(2.59)
Less dividends and distributions from:
Net investment income	(0.28)		(0.36)	(0.31)	(0.26)	(0.19)	(0.31)
Net realized gain	(1.23)		–	–	–	–	–
Total dividends and distributions	(1.51)		(0.36)	(0.31)	(0.26)	(0.19)	(0.31)
Net asset value, end of period	$20.24		$19.76	$18.34	$16.29	$14.73	$13.55
Total Return†	10.17	%(2)	9.80%	14.60%	12.37%	10.25%	(15.94)%
Ratios to Average Net Assets(1):
Expenses (before expense offset)	0.67	%(3)(4)	0.68%	0.68%	0.71%	0.73%	0.67%
Net investment income	2.61	%(3)(4)	2.03%	1.73%	1.48%	1.15%	1.64%
Supplemental Data:
Net assets, end of period, in thousands	$67,770		$58,521	$58,707	$60,177	$61,423	$58,834
Portfolio turnover rate	20	%(2)	43%	48%	42%	124%	164%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  Not Annualized.

  (3)  Annualized.

  (4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
January 31, 2007	0.68%	2.60%

See Notes to Financial Statements

Morgan Stanley Strategist Fund

Results of Special Shareholder Meeting (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The meeting was held on August 1, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

	For	Withhold	Abstain	BNV*
Frank L. Bowman	23,430,640	748,049	0	0
Kathleen A. Dennis	23,424,920	753,769	0	0
James F. Higgins	23,422,158	756,531	0	0
Joseph J. Kearns	23,429,475	749,214	0	0
Michael F. Klein	23,432,442	746,247	0	0
W. Allen Reed	23,424,417	754,272	0	0
Fergus Reid	23,423,169	755,520	0	0

The following Trustees were not standing for reelection at this meeting: Michael Bozic,
Dr. Manuel H. Johnson and Michael E. Nugent.

(2) Elimination of certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Elimination of the fundamental policy restricting the Fund's ability to pledge assets	20,561,262	679,155	658,697	2,279,575
Elimination of the fundamental policy restricting purchases of securities on margin	20,490,787	740,644	667,683	2,279,575
Elimination of the fundamental policy prohibiting investments in oil, gas, and other types of minerals or mineral leases	20,591,266	623,299	684,549	2,279,575
Elimination of the fundamental policy prohibiting or restricting the purchase of securities of issuers in which Trustees or Officers have an interest	20,523,934	687,071	688,109	2,279,575
Elimination of the fundamental policy prohibiting investments for purposes of exercising control	20,557,478	664,448	677,188	2,279,575
Elimination of the fundamental policy regarding investments in unseasoned companies	20,452,322	768,899	677,893	2,279,575

(3) Modify certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Modify fundamental policy regarding diversification	20,645,719	611,167	642,228	2,279,575
Modify fundamental policy regarding borrowing money	20,474,312	758,713	666,089	2,279,575
Modify fundamental policy regarding loans	20,511,042	726,309	661,763	2,279,575
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	20,529,544	708,231	661,339	2,279,575
Modify fundamental policy regarding issuance of senior securities	20,579,780	667,811	651,523	2,279,575

Morgan Stanley Strategist Fund

Results of Special Shareholder Meeting (unaudited) continued

(4) Reclassify certain fundamental policies as non-fundamental policies:

	For	Against	Abstain	BNV*
Reclassification as non-fundamental the fundamental policy regarding the short sale of securities	20,503,958	718,438	676,718	2,279,575
Reclassification as non-fundamental the fundamental policy prohibiting investments in other investment companies	20,588,724	634,608	675,782	2,279,575
Reclassification as non-fundamental the fundamental policy prohibiting or limiting investments in illiquid or restricted securities	20,528,838	687,600	682,676	2,279,575

  *  Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

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(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

MORGAN STANLEY FUNDS

Morgan Stanley
Strategist Fund

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

Semiannual Report

January 31, 2007

S RTSAR RA07-00263P-Y01/07

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Strategist Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2007